Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade and other receivables
	30 June 2021	30 June 2020
	A$	A$

Current

Trade receivables*	28,553	49,519
Loss allowance	-	(30,055)
Accrued income**	306,154	308,225
Total Trade and Other Receivables	334,707	327,689

*	All trade receivables are non-interest bearing.

**	Primarily comprises of receivables from the Australian Tax Office in relation to R&D tax concession for the year.